UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment |_|; Amendment Number: N/A
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Avery Advisors LLC
Address:  277 Park Avenue, 26th Floor
          New York, NY 10172

13F File Number: 28-05447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry Newburger
Title:    Senior Managing Director

Phone:    212-350-5161

Signature, Place, and Date of Signing:

                                  New York, NY
--------------------------------------------------------------------------------

Report Type (Check only one.):

|_|   13F HOLDINGS REPORT.

|X|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

               Form 13F File Number          Name

               28-05445                      Avery Capital Management LLC
               --------------------          -----------------------------------
               [Repeat as necessary.]

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers: